Income Taxes (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Income Taxes
Unrecognized tax benefits	$ 0
Accrued interest or penalties	0	0
Amount of interest or penalties recognized	0	0
Federal
Operating loss carryforwards
Net operating loss carryforwards	11,989,000
California
Operating loss carryforwards
Net operating loss carryforwards	$ 11,832,000